Income Taxes Income tax expense benefit reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (21)	$ 603	$ (25)	$ (127)
Income Tax Reconciliation, State and Local Income Taxes	0	0	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	0	1	(3)	0
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	4	(1)	(1)	10
Branch accounting effect	(23)	(22)	7	(50)
Payments for Repurchase of Common Stock for Employee Tax Withholding Obligations	0	0	3	1
Valuation Allowance, Amount	(38)	(695)	(33)	(172)
Reorganization and fresh start	0	101	0	0
Income Tax Reconciliation, Other Adjustments	1	27	3	(4)
Bankruptcy costs	1	40	0	0
Effective Income Tax Rate Reconciliation, Change in Permanent Reinvestment Assertion	(5)	(20)	0	87
reserves for uncertain tax positions	5	2	(4)	15
Income Tax Expense (Benefit)	$ 0	$ 36	$ 13	$ 104